Segment Reporting	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment reporting	Segment reporting
As disclosed in Note 2, the Group operates and manages its business as one operating segment.
A significant portion of the Group’s revenue is generated from long-term out-license contracts which provide the customer with exclusive rights to a particular territory, which generally span multiple countries or a particular continent, as well as the Group’s promises to continue development of the underlying compound and to provide supply of the product to the customer upon commercialization. Therefore, based on the nature of the customer agreements, revenue information is not currently available on a country-by-country basis.
Revenue from customers based on the geographic market in which the revenue is earned, which predominantly aligns with the rights conveyed to the Group’s customers pursuant to its out-license contracts, is as follows:

	2023	2022	2021
Europe	63,510	39,433	20,509
North America	18,306	30,780	11,660
Asia and other	9,618	12,816	4,603
	91,434	83,029	36,772
Non-current assets, excluding financial instruments and deferred tax assets, based on the location of the asset is as follows:

	2023	2022
Europe	415,659	334,837
North America	5,094	240
Asia and Other	6,194	3,715
	426,947	338,792
Revenue from transactions with individual customers that exceeds ten percent or more of the Group’s total revenue is as follows:

	2023		2022		2021
	Revenue	% Total	Revenue	% Total	Revenue	% Total
Customer A	9,430	10.3%	17,940	21.6%	10,070	27.4%
Customer B	46,954	51.4%	38,376	46.2%	18,369	50.0%
Customer C	8,876	9.7%	12,840	15.5%	1,590	4.3%
Customer D	16,556	18.1%	—	—%	—	—%